Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due from related parties
Due from related parties	$ 242	$ 481
Due to related parties
Due to related parties	1,426	1,439
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	133	426
Interchart [Member]
Due from related parties
Due from related parties	3	3
AOM [Member]
Due from related parties
Due from related parties	52	0
Starocean [Member]
Due from related parties
Due from related parties	34	34
Coromel Maritime Limited [Member]
Due from related parties
Due from related parties	0	1
Product Shipping and Trading S.A. [Member]
Due from related parties
Due from related parties	20	17
Combine Marine Ltdt [Member]
Due to related parties
Due to related parties	18	0
Management [Member]
Due to related parties
Due to related parties	159	252
Augustea Technoservices Ltd. and affiliates [Member]
Due to related parties
Due to related parties	877	1,187
Iblea Ship Management Limited [Member]
Due to related parties
Due to related parties	$ 372	$ 0